Government Grants (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Government Grants (Details) [Line Items]
Government grants in aggregate amount	$ 30,348	$ 60,813
Wage Credit Scheme [Member]
Government Grants (Details) [Line Items]
Description of wage scheme	Under The Wage Credit Scheme (“WCS”) introduced by the Singapore government, the Singapore government will co-fund 40% of wage increases given to Singaporean employees earning a gross monthly wage of up to SGD4,000 (approximately $3,000).
Jobs Support Scheme [Member]
Government Grants (Details) [Line Items]
Description of wage scheme	Under The Jobs Support Scheme (“JSS”) introduced by the Singapore government, depending on the business sectors, employers that are entitled to JSS will be subsidized from 10% up to 60% of each employee’s monthly wage as a form of wage support. This is applied to the first SGD4,600(approximately $3,300) actual wages paid per employee.
Jobs Growth Incentive [Member]
Government Grants (Details) [Line Items]
Description of wage scheme	Under The Jobs Growth Incentive (“JGI”) is a salary support scheme introduced by the Singapore government that provides eligible employers with 15% to 50% salary support for new employees hired between September 2020 to March 2021.
Skills Future Enterprise Credit [Member]
Government Grants (Details) [Line Items]
Description of wage scheme	Under enterprise transformation programmes introduced by the Singapore government, eligible employers can receive a one-off SGD10,000 (approximately $7,200) Skills Future Enterprise Credit (“SFEC”) to cover up to 90% of out-of-pocket expenses on qualifying costs for supportable initiatives, over and above the support levels of existing schemes.